Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of Detailed Information of Cash and Cash Equivalents

	As of December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Cash at bank	1,210	3,734
Deposits held at licensed payment platforms	2,455	4,755
Total	3,665	8,489